ACCOUNTS PAYABLE, NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables Non Current Explanatory [Abstract]
Schedule of accounts payable, non-current
	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Aircraft and engine maintenance	276,816	392,347
Fleet (JOL)	124,387	208,037
Airport and Overflight Taxes	26,321	-
Provision for vacations and bonuses	14,545	15,036
Other sundry liabilities	30,357	36,180
Total accounts payable, non-current	472,426	651,600